NOTES PAYABLE (Details 2) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 20, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2016
Principal								$ 1,500,000
Beneficial conversion
Anti-dilution
Accretion expense		1,970,167	$ 74,073	$ 2,104,418	$ 74,073	$ 1,937,308	$ 0
Convertible Debt [Member]
Principal		4,708,306		4,708,306
Beneficial conversion				406,744
Anti-dilution				1,697,674
Fair value of debt		2,603,888		2,603,888
Accretion expense	$ 2,104,418
Fair value adjustment		$ 382,010	$ 0	$ 337,923	$ 0
Interest	24,547
Loan converted	$ 4,732,853